30. Risk management (Details 1) - USD ($) $ in Millions		3 Months Ended			6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income		$ (1,450)	$ (1,031)		$ (3,361)	$ (2,043)
Gains/(losses) recognized in the shareholders' equity	[1]	(1,637)	2,256	[2]	(22,596)	2,372
Guarantees given as collateral					767		$ 287
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	[1]	(1,043)	(739)		(2,443)	(1,494)
Gains/(losses) recognized in the shareholders' equity		(1,637)	2,256	[2]	(22,596)	2,372
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income		(407)	(292)		(918)	(549)
Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income		(476)	(153)		(253)	(378)
Guarantees given as collateral					420		57
Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income		31	$ (139)		(648)	$ (171)
Guarantees given as collateral					347		$ 230
Interest rate derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income		$ 38			$ (17)

[1]	Using non-derivative financial instruments as designated hedging instruments, as set out in note 30.2.
[2]	Amounts recognized as other comprehensive income in the period.